T. ROWE PRICE REAL ASSETS FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 0.7%

Hotels, Resorts, & Cruise Lines 0.7%
Hilton Worldwide Holdings		276,906	23,014
Total Consumer Discretionary			23,014
CONSUMER STAPLES 0.4%

Packaged Foods & Meats 0.4%
Cal-Maine Foods		51,693	2,307
Pilgrim's Pride (1)		124,600	2,777
Sanderson Farms		62,625	8,257
Total Consumer Staples			13,341
ENERGY 13.0%

Integrated Oil & Gas 4.7%
BP (GBP)		3,217,207	23,362
Chevron		120,418	14,833
Equinor (NOK)		243,112	5,329
Exxon Mobil		195,033	15,759
Galp Energia (EUR)		673,845	10,797
Occidental Petroleum		392,053	25,954
Suncor Energy		188,860	6,125
TOTAL (EUR)		764,901	42,566
			144,725
Oil & Gas Equipment & Services 1.3%
Aker Solutions (NOK) (1)		428,080	2,164
Baker Hughes		195,921	5,431
Dril-Quip (1)		78,924	3,619
Halliburton		189,699	5,558
Hunting (GBP)		190,881	1,478
Schlumberger		371,056	16,167
Tenaris (EUR)		452,971	6,381
			40,798

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oil & Gas Exploration & Production 4.8%
Cabot Oil & Gas	308,902	8,062
Cairn Energy (GBP)(1)	1,707,152	3,598
Centennial Resource Development, Class A (1)	568,352	4,996
Concho Resources	220,854	24,506
ConocoPhillips	101,968	6,805
Continental Resources (1)	185,353	8,298
Diamondback Energy	153,414	15,576
Encana	666,900	4,828
EOG Resources	251,816	23,968
Jagged Peak Energy (1)	340,760	3,568
Kelt Exploration (CAD) (1)	394,393	1,626
Kosmos Energy	889,341	5,541
Lundin Petroleum (SEK)	218,787	7,409
Magnolia Oil & Gas (1)	342,855	4,114
Pioneer Natural Resources	107,635	16,391
Seven Generations Energy, Class A (CAD)(1)	552,931	3,993
WPX Energy (1)	334,708	4,388
		147,667
Oil & Gas Refining & Marketing 0.8%
Marathon Petroleum	141,080	8,443
Phillips 66	61,844	5,886
Valero Energy	126,899	10,765
		25,094
Oil & Gas Storage & Transportation 1.4%
Enbridge	193,526	7,017
Koninklijke Vopak (EUR)	125,515	6,012
Plains GP Holdings, Class A	148,194	3,693
TransCanada (CAD)	496,454	22,311
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$112 (1)(2)(3)	37	192
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $2,704 (1)(2)(3)	759	3,947
		43,172
Total Energy		401,456

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HEALTH CARE 0.0%
Biotechnology 0.0%
Calyxt (1)	33,000	580
Total Health Care		580
INDUSTRIALS & BUSINESS SERVICES 2.0%
Agricultural & Farm Machinery 0.3%
AGCO	46,665	3,246
Toro	85,416	5,880
		9,126
Construction & Engineering 0.4%
Fluor	43,865	1,614
Jacobs Engineering Group	71,325	5,363
KBR	136,248	2,601
Valmont Industries	19,904	2,590
		12,168
Diversified Support Services 0.2%
Shurgard Self Storage Europe Sarl (EUR) (1)	152,612	5,038
		5,038
Electrical Components & Equipment 0.2%
Schneider Electric (EUR)	45,656	3,583
SGL Carbon (EUR) (1)	161,992	1,433
		5,016
Heavy Electrical Equipment 0.0%
Bloom Energy, Class A (1)	36,042	466
		466
Industrial Machinery 0.8%
Epiroc, Class B (SEK) (1)	97,995	939
Flowserve	58,833	2,656
Pentair	104,340	4,644
Sandvik (SEK)	265,889	4,324
Wartsila (EUR)	412,264	6,667
Weir Group (GBP)	66,616	1,354

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Xylem	65,472	5,175
		25,759
Research & Consulting Services 0.1%
ALS (AUD)	669,407	3,617
		3,617
Total Industrials & Business Services		61,190
INFORMATION TECHNOLOGY 0.1%
Semiconductor Equipment 0.1%
Versum Materials	52,500	2,641
Total Information Technology		2,641
MATERIALS 38.9%
Aluminum 0.9%
Alumina (AUD)	7,029,674	12,106
National Aluminium (INR)	5,539,098	4,432
Nippon Light Metal Holdings (JPY)	1,519,800	3,344
Norsk Hydro (NOK)	2,223,775	9,044
		28,926
Commodity Chemicals 0.1%
Orion Engineered Carbons	94,194	1,789
		1,789
Copper 1.4%
Antofagasta (GBP)	847,316	10,661
Aurubis (EUR)	48,858	2,621
Freeport-McMoRan	1,304,007	16,809
Lundin Mining (CAD)	781,411	3,625
OZ Minerals (AUD)	559,393	4,220
Sandfire Resources (AUD)	46,242	227
Southern Copper	135,317	5,369
		43,532
Diversified Chemicals 0.3%
BASF (EUR)	54,464	4,017
Incitec Pivot (AUD)	1,614,943	3,581
		7,598
.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Metals & Mining 13.4%
Anglo American (GBP)	1,495,787	40,007
BHP Group (AUD)	4,306,165	117,702
Boliden (SEK)	1,099,283	31,328
Glencore (GBP)	15,033,405	62,301
Hindustan Zinc (INR)	1,632,424	6,520
Independence Group (AUD)	1,504,118	5,203
Rio Tinto (GBP)	1,704,195	99,054
South32 (AUD)	9,698,687	25,758
Sumitomo Metal Mining (JPY)	96,100	2,848
Teck Resources, Class B	1,010,194	23,416
		414,137
Fertilizers & Agricultural Chemicals 0.3%
CF Industries Holdings	146,094	5,972
Yara International (NOK)	112,870	4,625
		10,597
Forest Products 0.3%
Interfor (CAD) (1)	203,298	2,385
West Fraser Timber (CAD)	138,500	6,737
		9,122
Gold 9.0%
Alacer Gold (CAD) (1)	367,824	999
Alamos Gold, Class A (CAD)	1,063,161	5,394
B2Gold (CAD)(1)	3,378,833	9,456
Barrick Gold (CAD)	2,251,449	30,865
Centamin (GBP)	7,104,252	8,237
Centerra Gold (CAD) (1)	930,149	4,879
Cia de Minas Buenaventura, ADR	450,759	7,789
Detour Gold (CAD) (1)	529,470	4,968
Dundee Precious Metals (CAD) (1)	503,632	1,670
Evolution Mining (AUD)	9,051,572	23,524
Franco-Nevada (CAD)	607,856	45,573
Gold Road Resources (AUD)(1)	1,650,984	1,137
Harmony Gold Minning, ADR (1)	1,417,258	2,693
Highland Gold Mining (GBP)	859,719	2,049
.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kirkland Lake Gold (CAD)	1,341,486	40,796
Northern Star Resources (AUD)	5,205,023	33,068
Osisko Gold Royalties (CAD)	249,707	2,805
Perseus Mining (AUD)(1)	2,822,746	922
Regis Resources (AUD)	2,723,669	10,249
Resolute Mining (AUD)	1,648,555	1,417
Sandstorm Gold (CAD) (1)	733,257	4,000
Saracen Mineral Holdings (AUD) (1)	10,623,252	21,880
SEMAFO (CAD) (1)	2,847,153	7,904
TMAC Resources (CAD) (1)	177,913	579
Torex Gold Resources (CAD) (1)	284,818	3,585
Westgold Resources (AUD) (1)	1,009,263	903
		277,341
Industrial Gases 1.5%
Air Liquide (EUR)	42,585	5,420
Air Products & Chemicals	142,396	27,192
Linde	81,279	14,299
		46,911
Metal & Glass Containers 0.7%
Ball	311,165	18,004
Vidrala (EUR)	45,168	3,948
		21,952
Paper Packaging 0.4%
Avery Dennison	50,353	5,690
International Paper	76,316	3,531
Orora (AUD)	1,788,696	3,797
		13,018
Paper Products 0.1%
Mondi (GBP)	173,095	3,833
		3,833
Precious Metals & Minerals 0.3%
Impala Platinum Holdings (ZAR) (1)	1,425,723	6,051
Lucara Diamond (CAD)	916,363	1,070
Petra Diamonds (GBP) (1)	1,120,540	280

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Royal Bafokeng Platinum (ZAR) (1)	267,628	617
		8,018
Silver 0.7%
First Majestic Silver (CAD) (1)	1,079,321	7,099
Fortuna Silver Mines (CAD) (1)	2,722,164	9,065
Hochschild Mining (GBP)	1,755,408	4,721
Silvercorp Metals (CAD)	402,000	1,032
		21,917
Specialty Chemicals 3.3%
Akzo Nobel (EUR)	86,029	7,642
Croda International (GBP)	174,651	11,474
DowDuPont	249,913	13,323
Koninklijke DSM (EUR)	88,250	9,627
PPG Industries	121,480	13,711
Quaker Chemical	29,410	5,892
RPM International	214,882	12,472
Sherwin-Williams	27,501	11,845
Symrise (EUR)	74,301	6,698
Umicore (EUR)	91,104	4,055
Victrex (GBP)	122,032	3,437
Wacker Chemie (EUR)	21,486	1,850
		102,026
Steel 6.2%
Acerinox (EUR)	498,141	4,940
APERAM (EUR)	241,578	6,894
ArcelorMittal (EUR)	637,940	12,947
BlueScope Steel (AUD)	813,278	8,072
Fortescue Metals Group (AUD)	2,632,738	13,325
Jastrzebska Spolka Weglowa (PLN) (1)	278,001	4,420
Nippon Steel & Sumitomo Metal (JPY)	975,100	17,260
NMDC (INR)	3,524,193	5,343
Nucor	562,738	32,836
POSCO (KRW)	116,505	26,016
Reliance Steel & Aluminum	40,731	3,676
Salzgitter (EUR)	103,335	2,993
.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SSAB, A Shares (SEK)	2,033,989	7,326
Steel Dynamics	396,187	13,973
Ternium, ADR	115,718	3,150
Tokyo Steel Manufacturing (JPY)	377,500	3,285
Vale (BRL)	1,733,953	22,648
voestalpine (EUR)	137,193	4,170
		193,274
Total Materials		1,203,991
REAL ESTATE 37.5%
Diversified Real Estate Activities 2.0%
Hang Lung Properties (HKD)	3,787,000	9,249
Heiwa Real Estate (JPY)	163,200	3,148
Mitsubishi Estate (JPY)	642,800	11,664
Mitsui Fudosan (JPY)	638,000	16,072
Sun Hung Kai Properties (HKD)	1,201,000	20,646
		60,779
Diversified Real Estate Investment Trusts 1.0%
Alexander & Baldwin, REIT	348,912	8,876
Concentradora Fibra Danhos (MXN)	2,922,824	4,186
Gecina (EUR)	66,840	9,888
PS Business Parks, REIT	43,678	6,850
		29,800
Health Care Real Estate Investment Trusts 0.9%
Healthcare Realty Trust, REIT	838,073	26,911
		26,911
Hotel & Resort Real Estate Investment Trusts 1.2%
Hoshino Resorts (JPY)	806	4,038
Host Hotels & Resorts, REIT	626,931	11,849
Pebblebrook Hotel Trust, REIT	149,434	4,642
Sunstone Hotel Investors, REIT	1,110,925	15,997
		36,526
Industrial Real Estate Investment Trusts 4.9%
Duke Realty, REIT	134,150	4,102
EastGroup Properties, REIT	84,554	9,440
.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Industrial Realty Trust, REIT	177,997	6,294
Goodman Group (AUD)	894,086	8,479
Mitsui Fudosan Logistics Park (JPY)	2,854	9,135
Nippon Prologis REIT (JPY)	3,165	6,738
Prologis, REIT	1,220,217	87,795
Terreno Realty, REIT	455,179	19,136
		151,119
Office Real Estate Investment Trusts 7.9%
Alexandria Real Estate Equities, REIT	176,370	25,143
Allied Properties Real Estate Investment Trust (CAD)	161,394	5,954
Boston Properties, REIT	141,743	18,977
CapitaLand Commercial Trust (SGD)	3,689,000	5,285
Derwent London (GBP)	248,282	10,429
Douglas Emmett, REIT	890,988	36,014
Great Portland Estates (GBP)	1,101,653	10,716
Highwoods Properties, REIT	152,031	7,112
Hudson Pacific Properties, REIT	343,158	11,812
Inmobiliaria Colonial Socimi (EUR)	830,041	8,538
JBG SMITH Properties, REIT	497,223	20,560
Kilroy Realty, REIT	207,628	15,771
Paramount Group, REIT	360,525	5,116
SL Green Realty, REIT	389,853	35,056
Vornado Realty Trust, REIT	417,968	28,188
		244,671
Real Estate Operating Companies 2.1%
ADO Properties (EUR)	179,248	10,192
Capital & Counties Properties (GBP)	971,750	3,047
Hongkong Land Holdings	1,762,000	12,541
Hufvudstaden, A Shares (SEK)	538,923	9,356
Hysan Development (HKD)	1,721,000	9,225
Iguatemi Empresa de Shopping Centers (BRL)	87,554	872
Kojamo (EUR)	560,715	6,756
PSP Swiss Property (CHF)	112,706	12,249
		64,238

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Residential Real Estate Investment Trusts 7.9%
American Campus Communities, REIT	474,615	22,582
AvalonBay Communities, REIT	303,338	60,889
Camden Property Trust, REIT	295,612	30,005
Canadian Apartment Properties (CAD)	173,641	6,675
Equity Residential, REIT	826,602	62,260
Essex Property Trust, REIT	158,817	45,936
Nippon Accommodations Fund (JPY)	2,397	12,161
UNITE Group (GBP)	467,060	5,583
		246,091
Retail Real Estate Investment Trusts 6.9%
Acadia Realty Trust, REIT	692,633	18,888
CapitaLand Mall Trust (SGD)	4,809,500	8,451
Charter Hall Retail (AUD)	1,344,035	4,442
Federal Realty Investment Trust, REIT	171,832	23,687
Kimco Realty, REIT	526,971	9,749
Macerich, REIT	659,315	28,581
Regency Centers, REIT	406,129	27,410
Scentre Group (AUD)	3,436,227	10,031
Shaftesbury (GBP)	505,699	5,797
Simon Property Group, REIT	305,472	55,660
Unibail-Rodamco-Westfield (EUR)	32,254	5,289
Urban Edge Properties, REIT	917,096	17,425
		215,410
Specialized Real Estate Investment Trusts 2.7%
CubeSmart, REIT	616,700	19,759
National Storage (AUD)	2,940,866	3,687
Public Storage, REIT	168,536	36,704
Rayonier, REIT	281,857	8,884
Weyerhaeuser, REIT	561,252	14,783
		83,817
Total Real Estate		1,159,362

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 2.4%
Electric Utilities 1.3%
Alliant Energy	94,700	4,463
American Electric Power	97,581	8,172
Entergy	50,700	4,848
Evergy	79,493	4,615
Eversource Energy	68,081	4,830
NextEra Energy	20,383	3,941
Xcel Energy	140,500	7,898
		38,767
Gas Utilities 0.5%
Atmos Energy	161,104	16,582
		16,582
Multi-Utilities 0.6%
CMS Energy	52,385	2,910
NiSource	366,744	10,511
Sempra Energy	53,163	6,691
		20,112
Total Utilities		75,461
Total Miscellaneous Common Stocks 0.2% (4)		7,218
Total Common Stocks (Cost $2,376,858)		2,948,254

PREFERRED STOCKS 0.1%
MATERIALS 0.1%
Steel 0.1%
Gerdau (BRL)(5)	1,023,200	3,949
Total Materials		3,949
Total Preferred Stocks (Cost $4,155)		3,949

.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.8%
CONSUMER STAPLES 0.1%
Agricultural Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(3)	146,876	3,424
Total Consumer Staples		3,424
MATERIALS 0.1%
Specialty Chemicals 0.1%
International Flavors & Fragrances, 6.00%, 9/15/21	59,105	2,897
Total Materials		2,897
UTILITIES 0.6%
Electric Utilities 0.4%
American Electric Power, 6.125%, 3/15/22	51,952	2,642
NextEra Energy, 6.123%, 9/1/19	125,935	7,837
		10,479
Multi-Utilities 0.2%
DTE Energy, 6.50%, 10/1/19	66,103	3,667
Sempra Energy, Series A, 6.00%, 1/15/21	27,665	2,929
		6,596
Total Utilities		17,075
Total Convertible Preferred Stocks (Cost $20,792)		23,396

BANK LOANS 0.1% (6)
Energy 0.1%
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.10%, 8/9/22,
Acquisition Date: 8/9/17 - 03/1/19, Cost $3,012 (2)(3)	3,050,000	3,019
		3,019
Total Bank Loans (Cost $3,018)		3,019

EQUITY MUTUAL FUNDS 0.0%
Real Estate Select Sector SPDR Fund	42,700	1,547
Total Equity Mutual Funds (Cost $1,538)		1,547
.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.1%
T. Rowe Price Treasury Reserve Fund, 2.49% (7)(8)	96,656,675	96,657
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.41%, 6/13/19 (9)	2,924,000	2,910
Total Short-Term Investments (Cost $99,566)		99,567

(Amounts in $000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description	Contracts Notional Amount	Value
Deutsche GBP Put / USD Call, 9/20/19 @ 1.33
Bank (USD) (1) 1	58,300	1,884
Total OTC Options Purchased (Premiums $1,664)		1,884
Total Options Purchased (Cost $1,664)		1,884

Total Investments in Securities 99.5%
(Cost $2,507,591)		$3,081,616
Other Assets Less Liabilities 0.5%		13,976
Net Assets 100.0%		$3,095,592

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $10,582 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE REAL ASSETS FUND

(5) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7) Affiliated Companies
(8) Seven-day yield
(9) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE REAL ASSETS FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 225 MSCI EAFE Mini Index contracts	6/19	20,997	$404
Long, 139 MSCI Emerging Markets Index contracts	6/19	7,349	96
Long, 248 S&P 500 E-Mini Index contracts	6/19	35,189	815
Net payments (receipts) of variation margin to date			(966)

Variation margin receivable (payable) on open futures
contracts			$349

T. ROWE PRICE REAL ASSETS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$764	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Treasury
Reserve Fund	$119,447	¤	¤$	96,657	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $764 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $96,657.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE REAL ASSETS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ASSETS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE REAL ASSETS FUND

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,571,366$	1,372,749$	4,139$	2,948,254
Preferred Stocks	—	3,949	—	3,949
Convertible Preferred Stocks	—	19,972	3,424	23,396
Fixed Income Securities[1]	—	—	3,019	3,019
Equity Mutual Funds	1,547	—	—	1,547
Short-Term Investments	96,657	2,910	—	99,567
Options Purchased	—	1,884	—	1,884
Total Securities	1,669,570	1,401,464	10,582	3,081,616
Futures Contracts	349	—	—	349
Total	$1,669,919$	1,401,464$	10,582$	3,081,965

1 Includes Bank Loans.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $341,000 for the period ended March 31, 2019.

($000 s)	Beginning
	Balance	Gain (Loss)		Ending Balance
	1/1/19	During Period	Total Purchases	3/31/19
Investment in Securities
Common Stocks	$4,139	$–	$–	$4,139
Convertible Preferred
Stocks	3,090	334	–	3,424
Bank Loans	2,010	7	1,002	3,019
Total	$9,239	$341	$1,002	$10,582